Accrued Expenses - Summary of Accrued Expenses (Details) (10-K) - USD ($)	Sep. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Payables and Accruals [Abstract]
Vendors - research and development		$ 103,320	$ 497,577
Professional fees	$ 767,000	1,030,127	492,250
Income taxes payable	154,300	154,300	154,300
Employee salaries and benefits	223,201	183,271	104,110
Other	138,316	96,620	9,525
Total	$ 2,068,246	$ 1,533,102	$ 1,257,762